Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Convertible debt, debt discount	$ 0	$ 0	$ 474,283
Convertible debt,related party, debt discount	$ 0	$ 0	$ 0
Redeemable preferred stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Redeemable preferred stock, authorized	20,000,000	20,000,000	20,000,000
Redeemable preferred stock, issued	13,456,932	13,056,932	0
Redeemable preferred stock, outstanding	13,456,932	13,056,932	0
Common stock par value (in dollar per shares)	$ 0	$ 0	$ 0
Common stock authorized	500,000,000	500,000,000	500,000,000
Common stock issued	49,042,833	47,276,499	41,501,251
Common stock outstanding	49,042,833	47,276,499	41,501,251